Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Net Effect of Acquisitions on Consolidation Balance and Adjustments to Preliminary Purchase Price Allocations

The net effect of the acquisitions on the Company’s 2012 consolidated balance sheet and as well as certain adjustments recorded during 2013 to the preliminary purchase price allocations are as follows:

	2012 Preliminary Allocation	2013 Adjustments	Final Allocation

Non-cash working capital	$(129)	$(47)	$(176)
Investments	3	(3)	0
Fixed assets	501	(36)	465
Goodwill	289	(2)	287
Other assets	94	99	193
Deferred tax assets	0	5	5
Purchase intangibles	215	0	215
Long-term employee benefit liabilities	(49)	1	(48)
Long-term debt	(25)	(2)	(27)
Other long-term liabilities	(35)	0	(35)
Deferred tax liabilities	(68)	(15)	(83)
Non-controlling interests	(11)	0	(11)

Fair value of net assets (excluding cash)	$785	$0	$785